Dividends - Summary of Interim Dividends (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Dividends [Line Items]
Dividends paid													$ 7,270	$ 15,198	$ 15,675
A shares
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.1665	$ 0.16	$ 0.16	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.9565	$ 1.88	$ 1.88
Dividends paid	$ 691	$ 654	$ 653	$ 1,862	$ 1,978	$ 2,007	$ 2,062	$ 2,100	$ 2,124	$ 2,165	$ 2,140	$ 2,176	$ 3,860	$ 8,147	$ 8,605
B shares
Disclosure Of Dividends [Line Items]
Dividends paid per share (in usd per share)	$ 0.1665	$ 0.16	$ 0.16	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.47	$ 0.9565	$ 1.88	$ 1.88
Dividends paid	$ 622	$ 582	$ 586	$ 1,620	$ 1,749	$ 1,765	$ 1,762	$ 1,775	$ 1,746	$ 1,784	$ 1,746	$ 1,794	$ 3,410	$ 7,051	$ 7,070